INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 03, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2017
Investments with Investee Names [line items]
Loan receivable, principal				$ 23,357
Other gains (losses)			$ 4,848	(1,107)
Proceeds from disposal of investments and other			$ 14,352	$ 12,774
Other disposals of assets [member]
Investments with Investee Names [line items]
Proceeds from disposal of investments and other	$ 18,300
Equinox [member]
Investments with Investee Names [line items]
Loan receivable, principal					$ 20,000
Other gains (losses)		$ 1,800
Equinox [member] | Other disposals of assets [member]
Investments with Investee Names [line items]
Proceeds from disposal of investments and other	$ 18,300